Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Non-Financial Assets
Schedule of Non-financial assets

In € thousand	12/31/2022	12/31/2021
Advance payments	4,069	8,113
Prepaid expenses	9,418	—
Total non-current non-financial assets	13,487	8,113
Value added tax claims	1,696	12,602
Prepaid expenses	16,241	9,924
Miscellaneous other current non-financial assets	711	468
Total current non-financial assets	18,648	22,994
Total non-financial assets	32,135	31,107